Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets and goodwill
Schedule of reconciliation of carrying amount of Intangible assets

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2024	801	17,640	18,441
Additions	2	93	95
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	(3)	(5)
Balance at December 31, 2024	801	17,728	18,529

Amortization
Balance at January 1, 2024	778	9,187	9,965
Amortization for the year	4	4,148	4,152
Impairment loss	—	(2)	(2)
Effect of foreign exchange rates	(1)	(3)	(4)
Balance at December 31, 2024	781	13,330	14,111

Carrying amounts
Balance at December 31, 2024	20	4,398	4,418

	Computer	Licenses and
	software	IP rights	Total
Cost
Balance at January 1, 2025	801	17,728	18,529
Additions	1	764	765
Disposals	—	(2)	(2)
Effect of foreign exchange rates	2	12	14
Balance at December 31, 2025	804	18,502	19,306

Amortization
Balance at January 1, 2025	781	13,330	14,111
Amortization for the year	5	4,528	4,533
Disposals	—	(2)	(2)
Effect of foreign exchange rates	(2)	16	14
Balance at December 31, 2025	784	17,872	18,656

Carrying amounts
Balance at December 31, 2025	20	630	650